REPORTABLE SEGMENTS (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenue	$ 96,803	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822		$ 332,856	$ 238,296
Cost of revenue	69,182	$ 74,393	57,777	$ 52,402	50,159	$ 33,450	$ 39,101	$ 38,865	$ 39,118		234,731	161,575
Gross profit	27,621				22,569						98,125	76,721
Salaries and related costs	10,269				8,331						33,386	27,978
General and administrative expenses	6,962		6,807		5,297					$ 16,756	30,020	19,927
Acquisition costs	1,494				27						4,814	19,234
Depreciation and amortization	5,419				4,315						17,954	9,745
Income (loss) from operations	3,477		$ 2,479		4,599					$ 12,916	11,951	(163)
Operating Segments
Segment Reporting Information [Line Items]
Net revenue											9,357	5,597
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Net revenue	(10,652)				(3,610)						(30,051)	(15,437)
Cost of revenue	(8,894)				(3,659)						(30,051)	(15,580)
Gross profit	(1,758)				49						0	143
Brand Direct
Segment Reporting Information [Line Items]
Net revenue	56,179				40,901
Brand Direct | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	56,179				40,901						197,550	174,738
Cost of revenue	41,061				30,888						151,526	130,429
Gross profit	15,118				10,013						46,024	44,309
Marketplace
Segment Reporting Information [Line Items]
Net revenue	49,259				34,178
Marketplace | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	49,259				34,178						155,999	73,398
Cost of revenue	36,599				22,899						109,921	46,613
Gross profit	12,660				11,279						46,078	26,785
Other
Segment Reporting Information [Line Items]
Net revenue	2,017				1,259
Other | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	2,017				1,259						9,357	5,597
Cost of revenue	416				31						3,335	113
Gross profit	$ 1,601				$ 1,228						$ 6,022	$ 5,484